Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement [Abstract]
Fair Value Of Financial Assets And Liabilities
11.	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

(1)	The fair value hierarchy

The fair value hierarchy is determined by the levels of judgment involved in estimating fair values of financial assets and liabilities. The specific financial instruments characteristics and market condition such as volume of transactions and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date.

The fair value measurement is described in the one of the following three levels used to classify fair value measurements:

•

Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.

•

Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.

•

Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.

(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Level 1(*)	Level 2(*)	Level 3	Total
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Deposits	26,935	—	—	26,935
Debt securities	239,794	1,575,972	8,389	1,824,155
Equity securities	53,806	—	401,860	455,666
Capital contributions	—	—	422,614	422,614
Beneficiary certificates	2,130	128,988	854,299	985,417
Loans	—	205,000	180,450	385,450
Derivative assets (Designated for trading)	13,216	1,964,065	48,798	2,026,079

Sub-total	335,881	3,874,025	1,916,410	6,126,316

Financial assets at FVTOCI
Debt securities	1,838,409	15,233,811	—	17,072,220
Equity securities	482,327	—	468,847	951,174
Securities loaned	—	40,029	—	40,029

Sub-total	2,320,736	15,273,840	468,847	18,063,423

Derivative assets (Designated for hedging)	—	35,503	—	35,503

Total	2,656,617	19,183,368	2,385,257	24,225,242

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Deposits due to customers	27,058	—	—	27,058
Derivative liabilities (Designated for trading)	2,245	2,071,925	16,691	2,090,861

Sub-total	29,303	2,071,925	16,691	2,117,919

Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	—	—	164,767	164,767

Derivative liabilities (Designated for hedging)	—	51,408	—	51,408

Total	29,303	2,123,333	181,458	2,334,094

(*)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2019
	Level 1(*)	Level 2(*)	Level 3	Total
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Deposits	27,901	—	—	27,901
Debt securities	420,330	1,910,929	5,826	2,337,085
Equity securities	157,895	1,834	528,621	688,350
Capital contributions	—	—	515,199	515,199
Beneficiary certificates	1	90,498	1,275,734	1,366,233
Loans	—	59,844	152,629	212,473
Derivative assets (Designated for trading)	3,057	2,893,798	25,048	2,921,903

Sub-total	609,184	4,956,903	2,503,057	8,069,144

Financial assets at FVTOCI
Debt securities	2,146,163	24,568,261	—	26,714,424
Equity securities	441,672	—	493,698	935,370
Securities loaned	—	80,737	—	80,737

Sub-total	2,587,835	24,648,998	493,698	27,730,531

Derivative assets (Designated for hedging)	—	121,131	—	121,131

Total	3,197,019	29,727,032	2,996,755	35,920,806

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Deposits due to customers	27,530	—	—	27,530
Derivative liabilities (Designated for trading)	4,336	2,766,771	72,039	2,843,146

Sub-total	31,866	2,766,771	72,039	2,870,676

Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	—	—	87,626	87,626

Derivative liabilities (Designated for hedging)	—	6,516	321	6,837

Total	31,866	2,773,287	159,986	2,965,139

(*)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Financial assets and liabilities at fair value through profit or loss, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instruments are as follows:

1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2018 and 2019 are as follows:

	Valuation methods	Input variables
Loans	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, Credit spread

Debt securities and Securities loaned	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.	Risk-free market rate, Credit spread

Beneficiary certificates	The beneficiary certificates classified as Level 2 are MMF and are measured at base price.	Base price

Derivatives	The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.	Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.

2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2018 and 2019 are as follows:

	Valuation methods	Input variables
Loans	The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.	Values of underlying assets, Volatility

Debt securities	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate, Credit spread

Equity securities, capital contributions and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, corporate Beta, etc.

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.

Equity-linked securities	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Values of underlying assets, market rate, dividend, volatility, correlation coefficient and foreign exchange rate, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial tree, DCF		Stock, Volatility of underlying asset	14.50%~46.06%	Variation of fair value as volatility of underlying asset increases.

Derivative assets	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	16.30%~41.20%	Variation of fair value increases as volatility increases.
		Equity related	Correlation coefficient	0.237~0.675	Variation of fair value increases as correlation coefficient increases.
	DCF model	Currency related	Credit risk adjustment ratio	7.70%~100.00%	Variation of fair value increases as credit risk adjustment ratio increases.

Derivative liabilities	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	16.30%~41.20%	Variation of fair value increases as volatility increases.
		Equity related	Correlation coefficient	0.237~0.675	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying	21.40%~22.40%	Variation of fair value increases as volatility increases.

Equity-linked securities	Monte Carlo Simulation and others		Correlation coefficient	0.294~0.675	Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
			Volatility of underlying asset	19.10%~25.30%

Equity securities, capital contributions, debt securities, and beneficiary certificates	External appraisal value and others		Terminal growth rate	0.00%~ 9.15%	Fair value increases as terminal growth rate increases.
			Discount rate	0.35%~19.21%	Fair value increases as discount rate decreases.
			Volatility of real estate sale price	0.00	Fair value increases as real estate sale price increases.
			Volatility of underlying assets	13.21%~52.48%	Variation of fair value increases as volatility of underlying assets increases

Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

(3) Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	January 1, 2017	Net Income (loss) (*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or out of level 3(*2)	December 31, 2017
Financial assets:
Financial assets held for trading
Derivative assets	23,153	22,362	—	1,398	(25,431)	—	21,482
Financial assets designed at FVTPL
Debt securities	4,348	346	—	5,000	—	—	9,694
Equity securities	12,652	(56)	—	—	—	—	12,596

Sub-total	17,000	290	—	5,000	—	—	22,290

AFS financial assets
Equity securities	1,024,935	27,986	24,442	65,961	(131,460)	—	1,011,864
Beneficiary certificates	530,511	212	(4,321)	226,975	(109,471)	—	643,906

Sub-total	1,555,446	28,198	20,121	292,936	(240,931)	—	1,655,770

Derivative assets	99	329	—	—	(428)	—	—

Total	1,595,698	51,179	20,121	299,334	(266,790)	—	1,699,542

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities	33,524	24,866	—	500	(37,939)	—	20,951
Financial liabilities designated as at FVTPL
Equity-linked securities	673,709	112,015	—	—	(625,667)	—	160,057

Total	707,233	136,881	—	500	(663,606)	—	181,008

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 34,621 million Won for the year ended December 31, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2018
	January 1, 2018	Net Income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of Level 3(*2)	December 31, 2018
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Debt securities	9,694	(28)	—	3,000	(4,277)	—	8,389
Equity securities	280,171	56,271	—	67,953	(2,535)	—	401,860
Capital contributions	294,121	16,119	—	144,207	(31,833)	—	422,614
Beneficiary certificates	654,066	16,391	—	5,151,535	(4,971,003)	3,310	854,299
Loans	165,001	3,378	—	150,103	(138,032)	—	180,450
Derivative assets	19,346	75,696	—	4,722	(50,966)	—	48,798

Sub-total	1,422,399	167,827	—	5,521,520	(5,198,646)	3,310	1,916,410

Financial assets at FVTOCI
Equity securities	451,287	—	19,688	432	(2,560)	—	468,847

Total	1,873,686	167,827	19,688	5,521,952	(5,201,206)	3,310	2,385,257

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities	20,951	46,409	—	255	(50,921)	(3)	16,691
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	160,057	(16,243)	—	183,039	(162,086)	—	164,767

Total	181,008	30,166	—	183,294	(213,007)	(3)	181,458

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 137,777 million Won for the years ended December 31, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2019
	January 1, 2019	Business combination	Net Income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out Level 3(*2)	December 31, 2019
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value							—
Debt securities	8,389	—	476	—	2,000	(5,039)	—	5,826
Equity securities	401,860	—	59,537	—	95,511	(28,287)	—	528,621
Capital contributions	422,614	707	(13,270)	—	173,064	(67,916)	—	515,199
Beneficiary certificates	854,299	—	18,450	—	578,228	(183,684)	8,441	1,275,734
Loans	180,450	—	6,854	—	60,696	(95,371)	—	152,629
Derivative assets	48,798	—	16,935	—	1,115	(40,343)	(1,457)	25,048

Sub-total	1,916,410	707	88,982	—	910,614	(420,640)	6,984	2,503,057

Financial assets at FVTOCI
Equity securities	468,847	1,408	—	23,063	687	(306)	(1)	493,698

Total	2,385,257	2,115	88,982	23,063	911,301	(420,946)	6,983	2,996,755

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities (Designated for trading)	16,691	—	84,033	—	(11,140)	(14,817)	(2,728)	72,039
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	164,767	—	33,237	—	1,809	(112,187)	—	87,626
Derivatives liabilities (designated for hedging)	—	—	—	—	321	—	—	321

Total	181,458	—	117,270	—	(9,010)	(127,004)	(2,728)	159,986

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 21,809 million Won for the years ended December 31, 2019, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

(4) Sensitivity analysis on the unobservable inputs used for measuring Level 3 financial instruments

The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.

Among the financial instruments that are classified as Level 3 amounting to 2,566,715 million Won and 3,156,741 million Won as of December 31, 2018 and 2019 respectively, equity instruments of 1,641,875 million Won and 2,194,320 million Won that are considered to provide the best estimate of fair value are excluded from the sensitivity analysis.

The following table presents the sensitivity analysis to disclose the effect of reasonably possible volatility on the fair value of a Level 3 financial instruments (Unit: Korean Won in millions):

	December 31, 2017
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivative assets (*1)	1,234	(526)	—	—
Financial assets designated as at FVTPL
Debt securities (*4)	265	(309)	—	—
Equity securities (*4)	670	(624)	—	—
AFS Financial assets
Equity securities (*2)(*3)	—	—	28,583	(15,246)
Beneficiary certificates (*3)	—	—	1,861	(1,857)

Total	2,169	(1,459)	30,444	(17,103)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities (*1)	5	(513)	—	—
Financial liabilities designated as at FVTPL
Equity-linked securities (*1)	8	(7)	—	—

Total	13	(520)	—	—

(*1)

Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*3)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

(*4)	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.

	December 31, 2018
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Derivative assets(*1)	4,578	(4,352)	—	—
Loans	146	(127)	—	—
Debt securities	68	(35)	—	—
Equity securities(*2)(*3)	12,700	(9,165)	—	—
Beneficiary certificates(*3)	1,582	(1,582)	—	—
Financial assets at FVTOCI
Equity securities(*2)(*3)	—	—	23,798	(10,078)

Total	19,074	(15,261)	23,798	(10,078)

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities(*1)	2,433	(2,751)	—	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities(*1)	1,561	(1,669)	—	—

Total	3,994	(4,420)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*3)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

	December 31, 2019
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Derivative assets(*1)	640	(935)	—	—
Loans(*2)	152	(128)	—	—
Debt securities	652	(640)	—	—
Equity securities(*3)(*4)	16,104	(10,929)	—	—
Beneficiary certificates(*4)	1,125	(1,125)	—	—
Financial assets at FVTOCI
Equity securities(*3)(*4)	—	—	26,380	(11,981)

Total	18,673	(13,757)	26,380	(11,981)

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities(*1)	1,054	(816)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities(*1)	136	(142)	—	—

Total	1,190	(958)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)

Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%) and discount rate. The stock prices, volatility, and discount rate are major unobservable variables.

(*3)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,618,213	19,417,130	—	23,035,343	22,932,559
Loans and other financial assets at amortized cost	—	—	282,342,760	282,342,760	282,457,578
Financial liabilities:
Deposits due to customers	—	248,763,952	—	248,763,952	248,690,939
Borrowings	—	16,203,070	—	16,203,070	16,202,986
Debentures	—	28,765,251	—	28,765,251	28,735,862
Other financial liabilities	—	21,461,397	—	21,461,397	21,442,524

	December 31, 2019
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,123,898	17,378,920	—	20,502,818	20,320,539
Loans and other financial assets at amortized cost	25,902	54,507	283,058,699	283,139,108	293,711,693
Financial liabilities:
Deposits due to customers	—	264,909,974	—	264,909,974	264,685,578
Borrowings	—	18,919,018	—	18,919,018	18,998,920
Debentures	—	31,173,189	—	31,173,189	30,858,055
Other financial liabilities	—	17,693,559	—	17,693,559	17,706,767

The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate, credit spread, prepayment rate, etc.

Loans and other financial assets at amortized cost	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread, prepayment rate, etc.

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, forward rate, etc.

(6) Financial instruments by category

Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2018
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	26,935	—	14,151,012	—	14,177,947
Securities	3,687,852	18,063,423	22,932,559	—	44,683,834
Loans	385,450	—	260,819,917	—	261,205,367
Derivative assets	2,026,079	—	—	35,503	2,061,582
Other financial assets	—	—	7,486,649	—	7,486,649

Total	6,126,316	18,063,423	305,390,137	35,503	329,615,379

	December 31, 2018
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	27,058	248,690,939	—	248,717,997
Borrowings	164,767	16,202,986	—	16,367,753
Debentures	—	28,735,862	—	28,735,862
Derivative liabilities	2,090,861	—	51,408	2,142,269
Other financial liabilities(*)	—	21,490,341	—	21,490,341

Total	2,282,686	315,120,128	51,408	317,454,222

(*)	Other financial liabilities include 47,817 million Won of financial guarantee liabilities measured at amortized cost included in provisions.

	December 31, 2019
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	27,901	—	14,492,223	—	14,520,124
Securities	4,906,867	27,730,531	20,320,539	—	52,957,937
Loans	212,473	—	271,032,244	—	271,244,717
Derivative assets	2,921,903	—	—	121,131	3,043,034
Other financial assets	—	—	8,193,226	—	8,193,226

Total	8,069,144	27,730,531	314,038,232	121,131	349,959,038

	December 31, 2019
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	27,530	264,685,578	—	264,713,108
Borrowings	87,626	18,998,920	—	19,086,546
Debentures	—	30,858,055	—	30,858,055
Derivative liabilities	2,843,146	—	6,837	2,849,983
Other financial liabilities(*)	—	17,769,531	—	17,769,531

Total	2,958,302	332,312,084	6,837	335,277,223

(*)	Other financial liabilities include 62,764 million Won of financial guarantee liabilities measured at amortized cost included in provisions.

(7) Income or expense from financial instruments by category

Income or expense from financial assets and liabilities by each category during the years ended December 31, 2017, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	48,615	—	—	6,859	55,474
AFS financial assets	239,030	80,041	(31,300)	362,712	650,483
HTM financial assets	307,965	—	—	—	307,965
Loans and receivables	7,948,069	384,025	(862,273)	196,269	7,666,090
Financial liabilities at FVTPL	—	—	—	(111,240)	(111,240)
Financial liabilities at amortized cost	(3,323,029)	—	—	39,373	(3,283,656)
Net derivatives (designated for hedging)	—	—	—	(109,447)	(109,447)
Off-balance provisions	—	—	77,140	—	77,140

Total	5,220,650	464,066	(816,433)	384,526	5,252,809

	December 31, 2018
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	54,243	86,845	—	264,850	405,938
Financial assets at FVTOCI	280,371	66	(2,027)	24,707	303,117
Securities at amortized cost	376,788	—	(1,922)	431	375,297
Loans and other financial assets at amortized cost	8,973,097	317,316	(415,084)	79,101	8,954,430
Financial liabilities at FVTPL	(3,164)	—	—	17,485	14,321
Financial liabilities at amortized cost	(4,030,384)	27,742	—	25,498	(3,977,144)
Net derivatives (designated for hedging)	—	—	—	(672)	(672)
Off-balance provisions	—	—	89,459	—	89,459

Total	5,650,951	431,969	(329,574)	411,400	6,164,746

	December 31, 2019
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	50,277	89,817	—	112,434	252,528
Financial assets at FVTOCI	474,751	—	(3,297)	31,995	503,449
Securities at amortized cost	436,340	—	1,415	—	437,755
Loans and other financial assets at amortized cost	9,615,060	296,435	(385,758)	102,115	9,627,852
Financial liabilities at FVTPL	—	—	—	—	—
Financial liabilities at amortized cost	(4,682,722)	—	—	—	(4,682,722)
Net derivatives (designated for hedging)	—	—	—	36,982	36,982
Off-balance provisions	—	71,106	13,396	—	84,502

Total	5,893,706	457,358	(374,244)	283,526	6,260,346